                               Managed Municipals
                                 Portfolio Inc.

                                QUARTERLY REPORT
                                 August 31, 1997

                                   [GRAPHIC]

                               Managed Municipals
                                 Portfolio Inc.

--------------------------------------------------------------------------------
                                 AUGUST 31, 1997
--------------------------------------------------------------------------------

Dear Shareholder:

      We are pleased to provide the quarterly report for the Managed Municipals Portfolio Inc. ("Portfolio") for the three months ended August 31, 1997. During the quarter, the Portfolio distributed income dividends totaling $0.18 per share. The table below shows the annualized distribution rate and three-month total return based on the Portfolio's August 31, 1997 net asset value (NAV) per share and its New York Stock Exchange (NYSE) closing price:

               Price                   Annualized                 Three-Month
             Per Share             Distribution Rate*            Total Return
             ---------             ------------------            ------------
           $12.20 (NAV)                   5.51%                      4.07%
           $11.813 (NYSE)                 5.69%                      3.15%



      In comparison, general closed-end municipal bond funds posted an average total return on NAV of 3.47% for the same time period, as reported by Lipper Analytical Services, Inc. (Lipper is a major fund-tracking organization.)

MUNICIPAL BOND MARKET UPDATE

      The past twelve months in the municipal bond market can be described in three phases. The first phase was a meaningful rally that began late summer 1996 and culminated in Federal Reserve Board ("Fed") Chairman Alan Greenspan's "irrational exuberance" speech in early December. The second phase was a notable increase in rates because of subsequent fears of a major Fed rate action. The final phase, culminating in today's market, is one in which rates are back to the levels present before the Fed chairman's speech. We believe that today's municipal bond prices are quite appropriate, given the low inflation that continues to be evident.


----------
* This distribution assumes monthly dividends at the current rate of $0.056 per share for twelve months.


====================================   1   =====================================

INVESTMENT STRATEGY

      The Portfolio continues its investment strategy of selecting coupons and maturities that should benefit the most from a further decline in long-term interest rates. The Portfolio's average weighted maturity is approximately 23 years. In addition, in every market downturn we have sought out coupons that would benefit from further drops in interest rates.

      As of this report, the 30-year U.S. Treasury bond yield is approximately 6.7%, and it could decline to 6% in the near future if inflation remains at today's low levels. Given our expectations for a continued moderate U.S. economy, we continue to emphasize longer-term, deeper-discount bonds with very high credit quality.

      As of August 31, 1997, approximately 89.1% of the Portfolio's holdings were rated investment grade (BBB/Baa and higher) by either Standard & Poor's Corporation or Moody's Investors Service Inc., with about 55.4% of the Portfolio invested in AAA/Aaa bonds, the highest possible rating. (Standard & Poor's and Moody's are two major credit reporting and bond rating agencies.) The Portfolio's largest holdings are concentrated in transportation bonds (23.0%), water/sewer bonds (15.9%), general obligation bonds (12.6%) and hospital bonds (8.8%).

MUNICIPAL BOND MARKET OUTLOOK

      Going forward, we expect a drop in long-term rates, probably sooner rather than later. The inflation rate is still key for us, and until we begin to see that deteriorate we will continue to maintain our positive outlook on municipal bonds.

      Municipal bonds have continued to be in tight supply, and there is little reason to believe there is a major supply spike on the horizon. Municipals have outperformed the taxable bond market in the past year and will be likely to continue to do so in the near future. In our view, the municipal bond market at today's levels is very competitively priced and should provide investors with attractive after-tax yields. Furthermore, municipal bonds may have some capital appreciation possibilities if the inflation numbers continue on today's steady path.


====================================   2   =====================================

      In closing, thank you for investing in the Managed Municipals Portfolio Inc. We look forward to continuing to help you pursue your financial goals.




Sincerely,





/s/ Heath B. McLendon             /s/ Joseph P. Deane

Heath B. McLendon                 Joseph P. Deane
Chairman                          Vice President and
                                  Investment Officer


September 24, 1997


====================================   3   =====================================

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                           August 31, 1997 (unaudited)
--------------------------------------------------------------------------------

    Face
   Amount       Ratings                     Security                       Value
========================================================================================
-----------------------------------
MUNICIPAL BONDS AND NOTES -- 100.0%
-----------------------------------

Alaska -- 1.4%
$    6,000,000   AA     Valdez, AK Marine Terminal Revenue,
                          (BP Pipelines Inc. Project),
                          Series A, 5.850% due 8/1/25(a)                     $ 6,037,500
----------------------------------------------------------------------------------------
California -- 8.9%
     7,000,000   AAA    Anaheim, CA Public Finance Authority,
                          Lease Revenue, (Public Improvements
                          Project), Series A, FSA-Insured,
                          5.000% due 3/1/37                                    6,431,250
     1,000,000   AAA    California State Public Works Board,
                          Lease Revenue, AMBAC-Insured,
                          Department of Corrections, CA Prison,
                          5.250% due 1/1/21                                      971,250
     3,300,000   A-     Los Angeles, CA Regional Airport
                          Improvement Corp., Los Angeles
                          International Airport Lease Revenue,
                          6.500% due 1/1/32(b)                                 3,407,250
                        Los Angeles County, CA Metropolitan,
                          Transportation Authority, Sales Tax
                          Revenue, MBIA-Insured:
     7,700,000   AAA         5.250% due 7/1/17                                 7,546,000
     3,000,000   AAA         5.250% due 7/1/18                                 2,936,250
     7,500,000   AAA    Metropolitan Water District, Southern
                          California Waterworks Revenue,
                          Series B, MBIA-Insured,
                          4.750% due 7/1/21                                    6,768,750
     3,140,000   AAA    Rancho Mirage, CA Redevelopment
                          Agency Tax Allocation, (Redevelopment
                          Plan -- 1984 Project), Series M,
                          MBIA-Insured, 5.000% due 4/1/24                      2,935,900
     2,750,000   AAA    Sacramento County, CA Public Facilities
                          Project, MBIA-Insured,
                          5.375% due 2/1/19                                    2,715,625
     4,000,000   AAA    San Francisco, CA Building Authority
                          Lease Revenue, AMBAC-Insured,
                          5.250% due 12/1/21                                   3,885,000
----------------------------------------------------------------------------------------
                                                                              37,597,275
----------------------------------------------------------------------------------------


                                                SEE NOTES TO
                                                FINANCIAL STATEMENTS.
====================================   4   =====================================

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                     August 31, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

    Face
   Amount       Ratings                     Security                       Value
========================================================================================
Colorado -- 16.5%
                        Arapahoe County, CO Capital Improvement,
                          Public Highway Authority:
                             E-470 Public Highway Authority,
                             Series A, MBIA-Insured:
$   14,770,000   AAA           5.000% due 9/1/21                             $13,828,412
     2,000,000   AAA           5.000% due 9/1/26                               1,855,000
     3,000,000   Baa3*       Pre-Refunded-- Escrowed with
                               U.S. government securities to 8/31/05
                               Call @ 103, 7.000% due 8/31/26(c)(d)            3,528,750
     2,000,000   BBB+   Colorado Springs, CO Airport Revenue,
                          Series A, 7.000% due 1/1/22(b)                       2,170,000
     1,000,000   AA     Colorado Springs, CO Utilities Revenue
                          Refunding & Improvement, Series A,
                          5.125% due 11/15/23                                    957,500
   100,000,000   Aaa*   Dawson Ridge, CO Metropolitan District
                          No. 1, Series B, (Escrowed to Maturity
                          with Refco Strips), zero coupon
                          due 10/1/22                                         24,375,000
                        Denver, CO City & County Airport
                          Revenue, Series C:
     4,000,000   BBB         6.750% due 11/15/22(b)                            4,280,000
    18,325,000   BBB         6.125% due 11/15/25(b)                           18,760,219
----------------------------------------------------------------------------------------
                                                                              69,754,881
----------------------------------------------------------------------------------------
Connecticut -- 0.3%
     1,200,000   AA-    Connecticut State Community Development
                          Authority, Special Obligation, Series A,
                          5.550% due 12/15/15                                  1,209,000
----------------------------------------------------------------------------------------
Florida -- 7.4%
    18,000,000   AAA    Dade County, FL Water & Sewer
                          Systems Revenue, FGIC-Insured,
                          5.250% due 10/1/26                                  17,347,500
     5,000,000   BBB-   Martin County, FL IDA, (Indiantown
                          Cogeneration Project), Series A,
                          7.875% due 12/15/25(b)                               5,731,250
     2,500,000   AAA    Orange County, FL School Board,
                          COP, Series A, MBIA-Insured,
                          5.375% due 8/1/22                                    2,456,250


                                                SEE NOTES TO
                                                FINANCIAL STATEMENTS.
====================================   5   =====================================

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                     August 31, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

    Face
   Amount       Ratings                     Security                       Value
========================================================================================
Florida -- 7.4% (continued)
                        Tampa, FL Revenue Bonds, (Florida
                          Aquarium Inc. Project):
   $ 2,900,000   NR          7.550% due 5/1/12                               $ 3,313,250
     2,000,000   NR          7.750% due 5/1/27(c)                              2,302,500
----------------------------------------------------------------------------------------
                                                                              31,150,750
----------------------------------------------------------------------------------------
Georgia -- 1.9%
     8,500,000   AAA    Atlanta, GA Water & Sewer Revenue,
                          FGIC-Insured, 5.250% due 1/1/27                      8,160,000
----------------------------------------------------------------------------------------
Illinois -- 1.8%
     4,000,000   AAA    Illinois State, GO, FGIC-Insured,
                          5.250% due 12/1/20                                   3,875,000
     4,000,000   AAA    Metropolitan Pier & Exposition Authority,
                          IL, (McCormick Plan Exposition
                          Project), Series A, AMBAC-Insured,
                          5.250% due 6/15/27                                   3,850,000
----------------------------------------------------------------------------------------
                                                                               7,725,000
----------------------------------------------------------------------------------------
Indiana -- 1.3%
     5,000,000   Aa3*   Indiana Port Commission Revenue
                          Refunding Project, (Cargill Inc. Project),
                          6.875% due 5/1/12(c)                                 5,475,000
----------------------------------------------------------------------------------------
Louisiana -- 1.4%
     5,500,000   Aa3*   Saint Martin Parish, LA Industrial
                          Revenue, (Cargill Inc. Project),
                          6.625% due 10/1/12                                   5,960,625
----------------------------------------------------------------------------------------
Maryland -- 0.7%
    10,000,000   NR     Maryland State Energy Financing
                          Administration, Solid Waste Disposal
                          Revenue, Limited Obligation,
                          (Hagerstown Project), 9.000%
                          due 10/15/16(c)                                      3,100,000
----------------------------------------------------------------------------------------
Massachusetts -- 4.9%
                        Massachusetts Bay Transportation
                          Authority, Series B:
                             AMBAC-Insured:
     2,000,000   AAA           5.375% due 3/1/20                               1,967,500
     2,250,000   AAA           5.375% due 3/1/25                               2,205,000
     4,760,000   AAA         FSA-Insured, 5.250% due 3/1/26                    4,575,550



                                                SEE NOTES TO
                                                FINANCIAL STATEMENTS.
====================================   6   =====================================

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                     August 31, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

    Face
   Amount       Ratings                     Security                       Value
========================================================================================
Massachusetts -- 4.9% (continued)
$   10,000,000   NR     Massachusetts State Industrial Finance
                          Authority, Solid Waste Disposal Revenue,
                          Massachusetts Recycling Association,
                          Series A, 9.000% due 8/1/16(c)                     $ 3,750,000
     3,000,000   AA-    Massachusetts State Port Authority
                          Revenue, Series A, 5.000% due 7/1/27                 2,778,750
                        Massachusetts State Water Resource
                          Authority, MBIA-Insured:
     4,000,000   AAA         Series B, 5.000% due 12/1/25                      3,725,000
     2,000,000   AAA         Series C, 5.250% due 12/1/20                      1,942,500
----------------------------------------------------------------------------------------
                                                                              20,944,300
----------------------------------------------------------------------------------------
Michigan -- 4.9%
     1,675,000   AA+    Michigan Municipal Bond Authority
                          Revenue, State Revolving Fund,
                          5.125% due 10/1/20                                   1,603,813
     2,000,000   NR     Michigan State Strategic Funding, Limited
                          Obligation Revenue, (Blue Water Fiber
                          Project), 8.000% due 1/1/12(c)(e)                    1,340,000
    16,375,000   NR     Midland County, MI Education
                          Development Corp., PCR, Limited
                          Obligation, Series B, 9.500%
                          due 7/23/09(b)                                      18,012,500
----------------------------------------------------------------------------------------
                                                                              20,956,313
----------------------------------------------------------------------------------------
Minnesota -- 0.6%
     2,500,000   Aa3*   Duluth, MN Seaway Port Authority, IDA,
                          Dock & Wharf Revenue, (Cargill Inc.
                          Project), 6.800% due 5/1/12                          2,718,750
----------------------------------------------------------------------------------------
Missouri -- 1.1%
     1,000,000   AAA    Fenton, MO COP, Capital Improvement
                          Projects, MBIA-Insured, 5.125% due 9/1/17              976,250
     2,000,000   AAA    Kansas City, MO Municipal Assistance
                          Refunding Corp., Series A, MBIA-Insured,
                          5.000% due 4/15/20                                   1,882,500
     1,650,000   AAA    Missouri State Health & Education
                          Facilities Authority, St. Lukes/Shawnee
                          Mission, Series A, MBIA-Insured,
                          5.375% due 11/15/21                                  1,619,063
----------------------------------------------------------------------------------------
                                                                               4,477,813
----------------------------------------------------------------------------------------


                                                SEE NOTES TO
                                                FINANCIAL STATEMENTS.
====================================   7   =====================================

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                     August 31, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

    Face
   Amount       Ratings                     Security                       Value
========================================================================================
Montana -- 1.8%
$    8,000,000   NR     Montana State Board Investment Resource
                          Recovery, (Yellowstone Energy Project),
                          7.000% due 12/31/19                                $ 7,740,000
----------------------------------------------------------------------------------------
Nebraska -- 0.9%
     4,000,000   AAA    Nebraska Public Power District Revenue,
                          Series A, MBIA-Insured, 5.250% due 1/1/28            3,845,000
----------------------------------------------------------------------------------------
New Jersey -- 1.3%
     5,200,000   A+     Hudson County, NJ Improvement Authority,
                          6.625% due 8/1/25                                    5,557,500
----------------------------------------------------------------------------------------
New York -- 7.8%
     3,250,000   AAA    Metropolitan Transportation Authority,
                          NY Dedicated Tax Fund, Series A,
                          MBIA-Insured, 5.250% due 4/1/26                      3,128,125
                        New York City Municipal Water
                          Financing Authority, Water & Sewer
                          System Revenue, Series A:
     3,000,000   A-          5.125% due 6/15/17                                2,861,250
     3,000,000   A-          5.125% due 6/15/21                                2,846,250
     2,000,000   AAA         FSA-Insured, 5.375% due 6/15/26                   1,960,000
     1,090,000   AAA    New York State Dormitory Authority Lease
                          Revenue, Health Facilities Improvement
                          Program, Series A, FSA-Insured,
                          5.500% due 5/15/16                                   1,094,088
                        New York State Dormitory Authority
                          Revenue, AMBAC-Insured:
     2,620,000   AAA         Barnard College, 5.250% due 7/1/26                2,544,675
     7,000,000   AAA         Montefiore Medical Center,
                               5.250% due 2/1/15                               6,921,250
                        New York State Medcare Mental Health
                          Services:
     3,000,000   AAA         FGIC-Insured, 5.250% due 2/15/19                  2,895,000
     4,300,000   AAA         FSA-Insured, 5.250% due 2/15/21                   4,101,125
     5,000,000   Aa*    Triborough Bridge & Tunnel Authority
                          of NY, General Purpose, Series A,
                          5.000% due 1/1/24                                    4,625,000
----------------------------------------------------------------------------------------
                                                                              32,976,763
----------------------------------------------------------------------------------------


                                                SEE NOTES TO
                                                FINANCIAL STATEMENTS.
====================================   8   =====================================

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                     August 31, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

    Face
   Amount       Ratings                     Security                       Value
========================================================================================
Ohio -- 1.4%
$    1,000,000   AAA    Cleveland-Cuyahoga County, OH Port
                          Authority Revenue, Rock & Roll
                          Hall of Fame, AMBAC-Insured,
                          5.400% due 12/1/15                                 $   991,250
     2,000,000   AAA    Ohio State Higher Educational Facilities
                          Community Revenue, (Union
                          Dayton Project), AMBAC-Insured,
                          5.350% due 12/1/17                                   1,992,500
     2,820,000   AAA    Portage County, OH GO, MBIA-Insured,
                          5.250% due 12/1/17                                   2,770,650
----------------------------------------------------------------------------------------
                                                                               5,754,400
----------------------------------------------------------------------------------------
Pennsylvania -- 0.2%
     1,000,000   AAA    Allegheny County, PA Airport Revenue,
                          Pittsburgh International Airport, Series B,
                          MBIA-Insured, 5.000% due 1/1/19                        938,750
----------------------------------------------------------------------------------------
South Carolina -- 0.5%
     2,000,000   BBB+   Myrtle Beach, SC COP, Myrtle Beach
                          Convention Center, 6.875% due 7/1/07                 2,135,000
----------------------------------------------------------------------------------------
Tennessee -- 0.3%
     1,150,000   NR     Hardeman County, TN Correctional
                          Facilities Corp., 7.750% due 8/1/17                  1,237,688
----------------------------------------------------------------------------------------
Texas -- 12.7%
     3,990,000   Aaa*   Azle, TX ISD, PSFG, Series C,
                          5.000% due 2/15/22                                   3,740,625
     6,000,000   AAA    Bexar County, TX Health Facilities
                          Development Corp. Revenue, Baptist
                          Health Systems, Series A, MBIA-Insured,
                          5.250% due 11/15/27                                  5,715,000
     2,000,000   AAA    Brownsville, TX Utility Systems Revenue,
                          AMBAC-Insured, 5.250% due 9/1/20                     1,932,500
                        Burleson, TX ISD, PSFG:
     1,160,000   Aaa*     6.750% due 8/1/24                                    1,283,250
     2,840,000   Aaa*     Pre-Refunded-- Escrowed with U.S.
                             government securities to 8/1/06
                             Call @ 100, 6.750% due 8/1/24(d)                  3,258,900


                                                SEE NOTES TO
                                                FINANCIAL STATEMENTS.
====================================   9   =====================================

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                     August 31, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

    Face
   Amount       Ratings                     Security                       Value
========================================================================================
Texas -- 12.7% (continued)
$    2,000,000   AA     Harris County, TX Health Facilities
                          Development Corporation Revenue,
                          School Health Care Systems, Series B,
                          5.750% due 7/1/27                                 $  2,025,000
                        Harris County, TX Toll Road Refunding:
     8,000,000   AAA      Sr. Lien, FGIC-Insured,
                             5.375% due 8/15/20                                7,860,000
     5,185,000   AA       Sub. Lien, 5.125% due 8/15/16                        5,042,413
     2,000,000   AAA    Leander, TX ISD, PSFG, 5.625% due 8/15/18              2,017,500
    17,000,000   AAA    Nueces River Authority, TX Water
                          Supply Facilities, FSA-Insured,
                          5.500% due 3/1/27                                   16,936,250
     4,000,000   AAA    Texas State Turnpike Authority, Dallas
                          North Thruway Revenue, President
                          George Bush Turnpike, FGIC-Insured,
                          5.250% due 1/1/23                                    3,855,000
----------------------------------------------------------------------------------------
                                                                              53,666,438
----------------------------------------------------------------------------------------
Utah -- 1.8%
     8,000,000   A+     Intermountain Power Agency, Utah Power
                          Supply Revenue Refunding, Series D,
                          5.000% due 7/1/21                                    7,470,000
----------------------------------------------------------------------------------------
Virginia -- 6.1%
     4,700,000   A2*    Harrisonburg, VA Redevelopment &
                          Housing Authority, (Jail & Courthouse
                          Project), Public Facility Lease Revenue,
                          6.500% due 9/1/14                                    4,893,875
                        Petersburg, VA Refunding & Public
                          Improvement GO, FGIC-Insured:
       775,000   AAA         5.125% due 1/15/12                                  762,406
       810,000   AAA         5.125% due 1/15/13                                  791,775
     1,375,000   AAA         5.250% due 1/15/15                                1,345,781
     5,000,000   AAA    Spotsylvania County, VA, Water & Sewer
                          Systems Revenue, MBIA-Insured,
                          5.250% due 6/1/22                                   4,856,250
                        Virginia College Building Authority,
                          Virginia Educational Facilities Revenue,
                          21st Century College Program:
     3,590,000   AA          5.250% due 8/1/13                                 3,621,412
     3,805,000   AA          5.250% due 8/1/14                                 3,824,025



                                                SEE NOTES TO
                                                FINANCIAL STATEMENTS.
=====================================  10  =====================================

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                     August 31, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

    Face
   Amount       Ratings                     Security                       Value
========================================================================================
Virginia -- 6.1% (continued)
                        Virginia State HDA, Multi-Family Housing:
$    1,655,000   AA+      Series D, 6.250% due 1/1/15                        $ 1,739,819
     1,235,000   AAA      Series H, AMBAC-Insured,
                             6.300% due 11/1/15                                1,302,925
       600,000   AA+      Series K, 5.800% due 11/1/10                           630,000
     2,000,000   AA     Virginia State Transportation Board,
                          Transportation Contract Revenue,
                          Series A, 5.125% due 5/15/21                         1,915,000
----------------------------------------------------------------------------------------
                                                                              25,683,268
----------------------------------------------------------------------------------------
Washington -- 9.3%
                        Chelan County, WA GO Public Utilities,
                          District No. 1:
                             Columbus River Rock,
                               MBIA-Insured, Series A:
    20,685,000   AAA             Zero coupon due 6/1/21                        5,455,668
    22,685,000   AAA             Zero coupon due 6/1/22                        5,642,894
    22,295,000   AAA             Zero coupon due 6/1/29                        3,678,675
     4,750,000   A+            Series B, Remarketed 7/1/92,
                                 Mandatory put 7/1/19,
                                 6.750% due 7/1/62(b)(c)                       4,975,625
     8,000,000   AA+    Washington State, GO, Series E,
                          5.000% due 7/1/22                                    7,480,000
    11,000,000   AA-    Washington State Health Care Facilities,
                          Authority Revenue, Sisters of Providence
                          Hospital, 7.875% due 10/1/10(c)                     11,962,500
----------------------------------------------------------------------------------------
                                                                              39,195,362
----------------------------------------------------------------------------------------
West Virginia -- 1.3%
                        Marion County, WV Community Solid
                          Waste Disposal Facilities Revenue:
     1,000,000   NR          American Fiber Resource Project,
                               Series B, 9.250% due 12/1/11(b)(c)(e)             500,000
    10,000,000   NR          American Power Paper Recycling
                               Project, 7.750% due 12/1/11(b)(c)(e)            5,000,000
----------------------------------------------------------------------------------------
                                                                               5,500,000
----------------------------------------------------------------------------------------
Wisconsin -- 1.5%
     4,070,000   AA     Wisconsin State GO, Series B,
                          6.600% due 1/1/22(b)                                 4,309,112


                                                SEE NOTES TO
                                                FINANCIAL STATEMENTS.
=====================================  11  =====================================

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                     August 31, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

    Face
   Amount       Ratings                     Security                       Value
========================================================================================
Wisconsin -- 1.5% (continued)
                        Wisconsin State Health & Educational
                          Facilities Authority, MBIA-Insured:
$    1,000,000   AAA         Aurora Healthcare Project,
                               5.250% due 8/15/23                            $   951,250
     1,000,000   AAA         The Medical College of Wisconsin,
                               5.400% due 12/1/16                                976,250
----------------------------------------------------------------------------------------
                                                                               6,236,612
----------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100%                           ------------
                        (COST -- $421,950,461**)                            $423,203,988
                                                                            ------------
========================================================================================

(a) Security partially segregated by Custodian for futures contracts commitments.

(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(c)   Security segregated by Custodian for open purchase commitments.

(d) Pre-Refunded bonds escrowed by U.S. government securities and bonds escrowed to maturity by U.S. government securities are considered by manager to be triple-A rated even if issuer has not applied for new ratings.

(e)   Security is in default.

**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 13 and 14 for definition of ratings and certain security descriptions.


--------------------------------------------------------------------------------
                   SUMMARY OF INVESTMENTS BY COMBINED RATINGS
                           August 31, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                 Percent of
     Moody's          and/or         Standard & Poor's        Total Investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Aaa                                   AAA                     55.4%
       Aa                                    AA                      19.2
        A                                     A                       5.8
       Baa                                   BBB                      8.7
       NR                                    NR                      10.9
                                                                    -----
                                                                    100.0%
                                                                    =====
--------------------------------------------------------------------------------

                                                SEE NOTES TO
                                                FINANCIAL STATEMENTS.
=====================================  12  =====================================

--------------------------------------------------------------------------------
                                  BOND RATINGS
--------------------------------------------------------------------------------

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.
AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa    -- Bonds that are rated "Aaa" are judged to be of the best quality.
          They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa     -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A      -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa    -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


=====================================  13  =====================================

--------------------------------------------------------------------------------
                          SHORT-TERM SECURITIES RATINGS
--------------------------------------------------------------------------------

SP-1     -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1      -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1   -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1      -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
                              SECURITY DESCRIPTIONS
--------------------------------------------------------------------------------

ABAG    --  Association of Bay Area Governors
AIG     --  American International Guaranty
AMBAC   --  American Municipal Bond Assurance Corporation
BAN     --  Bond Anticipation Notes
BIG     --  Bond Investors Guaranty
CDA     --  Community Development
            Administration
CGIC    --  Capital Guaranty Insurance Company
CHFCLI  --  California Health Facility
            Construction Loan Insurance
COP     --  Certificate of Participation
EDA     --  Economic Development Authority
ETM     --  Escrowed To Maturity
FAIRS   --  Floating Adjustable Interest Rate Securities
FGIC    --  Financial Guaranty Insurance Company
FHA     --  Federal Housing Administration
FHLMC   --  Federal Home Loan Mortgage Corporation
FNMA    --  Federal National Mortgage Association
FRTC    --  Floating Rate Trust Certificates
FSA     --  Federal Savings Association
GIC     --  Guaranteed Investment Contract
GNMA    --  Government National Mortgage
            Association
GO      --  General Obligation
HDC     --  Housing Development Corporation
HDA     --  Housing Development Authority
HFA     --  Housing Finance Authority
IDA     --  Industrial Development Authority
IDB     --  Industrial Development Board
IDR     --  Industrial Development Revenue
INFLOS  --  Inverse Floaters
ISD     --  Independent School District
LOC     --  Letter of Credit
MBIA    --  Municipal Bond Investors Assurance Corporation
MVRICS  --  Municipal Variable Rate Inverse Coupon Security
PCR     --  Pollution Control Revenue
PFA     --  Public Finance Authority
PSFG    --  Permanent School Fund Guaranty
RAN     --  Revenue Anticipation Notes
RIBS    --  Residual Interest Bonds
RITES   --  Residual Interest Tax-Exempt Securities
TAN     --  Tax Anticipation Notes
TECP    --  Tax Exempt Commercial Paper
TOB     --  Tender Option Bonds
TRAN    --  Tax and Revenue Anticipation
            Notes
SYCC    --  Structured Yield Curve Certificate
VA      --  Veterans Administration
VRDD    --  Variable Rate Daily Demand
VRWE    --  Variable Rate Wednesday Demand


=====================================  14  =====================================

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS AND LIABILITIES
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                 August 31, 1997
================================================================================
ASSETS:
   Investments, at value (Cost -- $421,950,461)                     $423,203,988
   Receivable for securities sold                                      9,644,914
   Interest receivable                                                 5,298,191
--------------------------------------------------------------------------------
   Total Assets                                                      438,147,093
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                   14,363,559
   Dividends payable                                                     968,266
   Payable to bank                                                       822,507
   Investment advisory fees payable                                      259,677
   Administration fees payable                                            75,130
   Accrued expenses                                                       55,559
--------------------------------------------------------------------------------
   Total Liabilities                                                  16,544,698
--------------------------------------------------------------------------------
Total Net Assets                                                    $421,602,395
================================================================================
NET ASSETS:
   Par value of capital shares                                      $     34,564
   Capital paid in excess of par value                               413,048,256
   Undistributed net investment income                                    66,547
   Accumulated net realized gain from
     security transactions                                             7,199,501
   Net unrealized appreciation of investments                          1,253,527
--------------------------------------------------------------------------------
TOTAL NET ASSETS
   (Equivalent to $12.20 a share on 34,564,281 shares of $0.001
     par value outstanding; 500,000,000 shares authorized)          $421,602,395
--------------------------------------------------------------------------------


                                                SEE NOTES TO
                                                FINANCIAL STATEMENTS.
=====================================  15  =====================================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                    Three Months
                                                                        Ended
                                                                       8/31/97
================================================================================
INVESTMENT INCOME:
   Interest                                                         $ 5,809,421
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 3)                                    745,401
   Administration fees (Note 3)                                         212,972
   Shareholder communications                                            52,285
   Audit and legal                                                       12,810
   Directors' fees                                                       12,317
   Registration fees                                                      7,354
   Custody                                                                4,826
   Shareholder and system servicing fees                                  4,805
   Pricing service fees                                                   3,017
   Other                                                                  1,877
--------------------------------------------------------------------------------
   Total Expenses                                                     1,057,664
--------------------------------------------------------------------------------
Net Investment Income                                                 4,751,757
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
(NOTE 4):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                            136,979,759
     Cost of securities sold                                        133,469,600
--------------------------------------------------------------------------------
   Net Realized Gain                                                  3,510,159
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation (Depreciation)
   of Investments:
     Beginning of period                                             (6,878,902)
     End of period                                                    1,253,527
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                            8,132,429
--------------------------------------------------------------------------------
Net Gain on Investments                                              11,642,588
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 16,394,345
================================================================================


                                                SEE NOTES TO
                                                FINANCIAL STATEMENTS.
=====================================  16  =====================================

--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   Three Months
                                                   Ended 8/31/97     Year Ended
                                                    (unaudited)        5/31/97
================================================================================
OPERATIONS:
   Net investment income                         $   4,751,757    $  23,131,200
   Net realized gain                                 3,510,159        8,491,422
   Increase (decrease) in net
     unrealized appreciation                         8,132,429       (5,938,398)
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations           16,394,345       25,684,224
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
   Net investment income                            (6,220,859)     (22,772,196)
   Net realized gains                                       --      (10,177,035)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                  (6,220,859)     (32,949,231)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net asset value of shares issued
    for reinvestment of dividends                      143,116          626,322
--------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                           143,116          626,322
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                   10,316,602       (6,638,685)
NET ASSETS:
   Beginning of period                             411,285,793      417,924,478
--------------------------------------------------------------------------------
   End of period*                                $ 421,602,395    $ 411,285,793
================================================================================

* Includes undistributed net
    investment income of:                        $      66,547    $   1,535,649
================================================================================


                                                SEE NOTES TO
                                                FINANCIAL STATEMENTS.
=====================================  17  =====================================

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)
--------------------------------------------------------------------------------

      1. SIGNIFICANT ACCOUNTING POLICIES

      Managed Municipals Portfolio Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

      The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At May 31, 1997, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      2. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

      The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

      Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.


=====================================  18  =====================================

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
                             (unaudited) (continued)
--------------------------------------------------------------------------------


      3. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS

      Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), through its Greenwich Street Advisors division, acts as investment adviser to the Fund. The Fund pays SBMFM a fee calculated at an annual rate of 0.70% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

      SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets; this fee is calculated daily and paid monthly.

      All officers and one Director of the Fund are employees of Smith Barney
Inc.

      4. INVESTMENTS

      For the three months ended August 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $138,848,274
--------------------------------------------------------------------------------
Sales                                                                136,979,759
================================================================================

      At August 31, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 21,030,835
Gross unrealized depreciation                                       (19,777,308)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $  1,253,527
===============================================================================

      5. FUTURES CONTRACTS

      Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed,


=====================================  19  =====================================

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
                             (unaudited) (continued)
--------------------------------------------------------------------------------

the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

      The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

      At August 31, 1997, there were no open futures contracts.

      6. CAPITAL SHARES

      During the three months ended August 31, 1997, capital stock transactions were as follows:

                                                         Shares          Amount
================================================================================
Shares issued on reinvestment                            11,867         $143,116
================================================================================


=====================================  20  =====================================

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                                 1997(1)      1997       1996       1995       1994         1993(2)
======================================================================================================
Net Asset Value,
   Beginning of Period          $ 11.90      $ 12.11    $ 12.55    $ 12.26    $ 13.00      $ 12.00
------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income           0.14         0.67       0.67       0.72       0.67         0.63
   Net realized and
     unrealized gain (loss)        0.34         0.08      (0.35)      0.49      (0.23)        0.97
------------------------------------------------------------------------------------------------------
Total Income
   From Operations                 0.48         0.75       0.32       1.21       0.44         1.60
------------------------------------------------------------------------------------------------------
Offering Costs Charged
   to Paid-In Capital                --           --         --         --         --        (0.02)
------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income          (0.18)       (0.66)     (0.75)     (0.67)     (0.67)       (0.55)
   Net realized gains                --        (0.30)     (0.01)     (0.25)     (0.51)       (0.03)
------------------------------------------------------------------------------------------------------
Total Distributions               (0.18)       (0.96)     (0.76)     (0.92)     (1.18)       (0.58)
------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                $ 12.20      $ 11.90    $ 12.11    $ 12.55    $ 12.26      $ 13.00
------------------------------------------------------------------------------------------------------
Total Return, Based on
   Market Value                    3.15%++      7.89%      8.26%      8.40%      2.98%        7.02%++
------------------------------------------------------------------------------------------------------
Total Return, Based on
   Net Asset Value                 4.07%++      6.59%      2.79%     10.96%      3.45%       13.58%++
------------------------------------------------------------------------------------------------------
Net Assets,
   End of Period (in millions)  $   422      $   411    $   418    $   433    $   423      $   444
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                        0.99%+       1.00%      1.00%      1.02%      1.00%        0.98%+
   Net investment income           4.46+        5.56       5.35       5.97       5.15         5.48+
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate              32%         113%        45%        93%        72%         169%
------------------------------------------------------------------------------------------------------
Market Value,
   End of Period                $11.813      $11.625    $11.690    $11.500    $11.500      $12.250
======================================================================================================

(1)   For the three months ended August 31, 1997 (unaudited).
(2) For the period from June 26, 1992 (commencement of operations) to May 31, 1993.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


=====================================  21  =====================================

--------------------------------------------------------------------------------
                         QUARTERLY RESULTS OF OPERATIONS
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                 Net Realized and          Net Increase
                                                                    Unrealized            (Decrease) in
                      Investment          Net Investment          Gain (Loss) on         Net Assets From
                        Income                Income                Investments             Operations
-------------------------------------------------------------------------------------------------------------
                                Per                   Per                     Per                      Per
Quarter Ended     Total        Share     Total       Share       Total       Share      Total         Share
=============================================================================================================
August 31,
  1995         $6,836,154      $0.20   $5,726,578    $0.17  $  (4,006,671)  $(0.12)  $ 1,719,907     $ 0.05
November 30,
  1995          6,832,879       0.20    5,725,758     0.17      9,842,182     0.29    15,567,940       0.45
February 29,
  1996          6,815,655       0.19    5,690,615     0.16       (268,190)   (0.01)    5,422,425       0.16
May 31,
  1996          6,848,128       0.20    5,871,300     0.17    (17,496,145)   (0.51)  (11,624,845)     (0.34)
August 31,
  1996          7,112,514       0.21    6,061,372     0.18     (2,945,507)   (0.09)    3,115,865       0.09
November 30,
  1996          6,873,415       0.20    5,826,055     0.17     17,188,697     0.50    23,014,752       0.67
February 28,
  1997          6,706,752       0.19    5,680,888     0.16     (9,381,274)   (0.27)   (3,700,386)     (0.11)
May 31,
  1997          6,582,277       0.19    5,562,885     0.16     (2,308,892)   (0.06)    3,253,993       0.10
August 31,
  1997          5,809,421       0.17    4,751,757     0.14     11,642,588     0.34    16,394,345       0.48
=============================================================================================================


=====================================  22  =====================================

--------------------------------------------------------------------------------
                                 FINANCIAL DATA
                                   (unaudited)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                              NYSE       Net                       Dividend
  Record        Payable     Closing     Asset       Dividend     Reinvestment
   Date          Date        Price+     Value+        Paid          Price
================================================================================
  6/23/95       6/30/95     $11.625     $12.49       $0.064         $11.86
  7/26/95       7/31/95      11.750      12.33        0.064          11.84
  8/22/95       8/25/95      11.750      12.20        0.064          11.90
  9/26/95       9/29/95      11.750      12.38        0.064          11.87
 10/24/95      10/27/95      11.750      12.46        0.064          11.92
 11/20/95      11/24/95      11.875      12.59        0.064          11.99
 12/26/95      12/29/95      12.125      12.69        0.064          12.30
  1/23/96       1/26/96      12.500      12.66        0.064          12.51
  2/20/96       2/23/96      12.250      12.68        0.064          12.14
  3/26/96       3/29/96      11.750      12.43        0.060          11.61
  4/23/96       4/26/96      11.250      12.24        0.060          11.53
  5/28/96       5/31/96      11.813      12.25        0.060          11.65
  6/25/96       6/28/96      11.500      12.05        0.060          11.49
  7/23/96       7/26/96      11.875      12.05        0.060          11.87
  8/27/96       8/30/96      11.688      12.12        0.060          11.72
  9/24/96       9/27/96      11.625      12.13        0.060          11.64
 10/22/96      10/25/96      11.625      12.23        0.060          11.57
 11/25/96      11/29/96      11.500      12.44        0.060          11.57
 12/23/96*     12/27/96      11.375      12.12        0.295          11.73
  1/28/97       1/31/97      11.625      11.88        0.060          11.75
  2/25/97       2/28/97      11.750      12.07        0.060          11.78
  3/24/97       3/27/97      11.500      11.73        0.060          11.53
  4/22/97       4/25/97      11.563      11.60        0.060          11.57
  5/27/97       5/30/97      11.375      11.82        0.060          11.68
  6/24/97       6/27/97      11.750      12.06        0.060          11.98
  7/22/97       7/25/97      12.000      12.43        0.060          12.08
  8/26/97       8/29/97      11.750      12.17        0.060          11.83
================================================================================
+  As of record date.
*  Capital gain distribution.


=====================================  23  =====================================

--------------------------------------------------------------------------------
                           DIVIDEND REINVESTMENT PLAN
                                   (unaudited)
--------------------------------------------------------------------------------

      Under the Portfolio's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his or her own name will have all distributions from the Fund reinvested automatically by First Data Investor Services Group, Inc. ("First Data") as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "Street Name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in Street Name should consult their broker for details regarding reinvestment. All distributions to Fund shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of First Data as dividend paying agent.

      The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price of the Fund's Common Stock is equal to or exceeds the net asset value per share at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividend or capital gains distributions, Plan participants will be issued shares of Common Stock valued at the greater of
(i) the net asset of value per share most recently determined or (ii) 95% of the then current market value.

      If the net asset value per share of Common Stock at the time of valuation exceeds the market price of the Common Stock or if the Portfolio declares a dividend or capital gains distribution payable only in cash, First Data will buy Common Stock in the open market, on the New York Stock Exchange or elsewhere for the participant accounts. If, following the commencement of the purchases and before First Data has completed its purchases, the market price exceeds the net asset value of the Common Stock, First Data will attempt to terminate purchases in the open market and cause the Portfolio to issue the remaining dividend or distribution in shares at a price equal to the greater of (a) net asset value or
(b) 95% of the then-current market price. In this case, the number of shares of Common Stock received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Portfolio issues the remaining shares. To the extent First Data is unable to stop open market purchases and cause the Portfolio to issue the remaining shares, the average per share purchase price paid by First Data may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Portfolio at net asset value. First Data will begin to purchase Common Stock on the open market as soon as practicable after the record date of the dividend or capital gains distribution, but in no event later than 30 days after the payment date


=====================================  24  =====================================

--------------------------------------------------------------------------------
                           DIVIDEND REINVESTMENT PLAN
                             (unaudited) (continued)
--------------------------------------------------------------------------------

thereof, except when necessary to comply with applicable provisions of the federal securities laws.

      First Data maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestments of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant will be held by First Data in uncertificated form in the name of each Plan participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

      Plan participants are subject to no charge for reinvesting dividends and capital gains distributions. First Data's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Portfolio. No brokerage charges apply with respect to shares of Common Stock issued directly by the Portfolio as a result of dividends or capital gains distributions payable either in Common Stock or in cash. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to open market purchases made in connection with the reinvestment of dividends or capital gains distributions.

      Experience under the Plan may indicate that changes to it are desirable. The Portfolio reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by First Data, with the Portfolio's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to First Data Investor Services Group, P.O. Box 5128, Westborough, Massachusetts 01581-5128 or by telephone at
(617) 573-9300.

      Information concerning the Plan may be obtained from First Data at (800) 331-1710.

                              --------------------

      Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.


=====================================  25  =====================================

Managed Municipals
Portfolio Inc.


DIRECTORS
Allan J. Bloostein
Martin Brody
Dwight B. Crane
Robert A. Frankel
William R. Hutchinson
Heath B. McLendon, Chairman

Charles F. Barber, Emeritus


OFFICERS
Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

David Fare
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


INVESTMENT ADVISER AND ADMINISTRATOR
Smith Barney Mutual Funds
 Management Inc.
388 Greenwich Street
New York, New York 10013


TRANSFER AGENT
First Data Investor Services
 Group, Inc.
P.O. Box 1376
Boston, Massachusetts 02104


CUSTODIAN
PNC Bank, N.A.
17th & Chestnut Streets
Philadelphia, Pennsylvania 19103


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              THIS REPORT IS ONLY INTENDED FOR SHAREHOLDERS OF THE
                        MANAGED MUNICIPALS PORTFOLIO INC.
                             IT IS NOT A PROSPECTUS,
               CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE
                PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY
                       SECURITIES MENTIONED IN THE REPORT.
                                  FD0776 10/97